THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 77.7%

	Face Amount	Value

Communication Services — 4.8%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$72,000	$82,365
Comcast
Callable 04/15/2048 @ $100
4.700%, 10/15/2048	90,000	121,043
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	150,000	108,563
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030(A)	150,000	166,944
Verizon Communications
4.862%, 08/21/2046	42,000	57,034
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	140,000	157,041
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	63,761

		756,751

Consumer Discretionary — 5.7%
Amazon.com
Callable 09/05/2024 @ $100
3.800%, 12/05/2024	155,000	175,781
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	180,000	241,498
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750%cash/5.500% PIK, 09/15/2026(A)	200,000	196,000
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	150,000	168,019
TJX
Callable 10/15/2049 @ $100
4.500%, 04/15/2050	35,000	44,976
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	75,000	83,486

		909,760

Consumer Staples — 6.4%
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	140,000	157,190

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Clarios Global
Callable 05/15/2022 @ $103
6.250%, 05/15/2026(A)	$150,000	$154,688
Kraft Heinz Foods
Callable 05/15/2023 @ $100
4.000%, 06/15/2023	60,000	63,241
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	60,000	60,473
Kroger
Callable 11/01/2025 @ $100
3.500%, 02/01/2026	70,000	78,948
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	150,000	144,750
Philip Morris International
Callable 07/17/2022 @ $100
2.375%, 08/17/2022	90,000	93,456
Procter & Gamble
3.000%, 03/25/2030	20,000	22,898
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	148,125
Walmart
Callable 12/29/2047 @ $100
4.050%, 06/29/2048	72,000	94,741

		1,018,510

Energy — 6.3%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	150,000	141,300
BP Capital Markets America
Callable 08/19/2022 @ $100
2.520%, 09/19/2022	120,000	124,601
ConocoPhillips
6.500%, 02/01/2039	45,000	65,521
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	30,000	36,600
Enbridge Energy Partners
Callable 07/15/2025 @ $100
5.875%, 10/15/2025	95,000	113,360
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	79,928
Callable 11/01/2021 @ $100
5.200%, 02/01/2022	100,000	104,643
Callable 01/15/2027 @ $100
4.200%, 04/15/2027	50,000	52,273

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Enterprise Products Operating
Callable 07/16/2028 @ $100
4.150%, 10/16/2028	$85,000	$96,887
Enterprise Products Operating
4.050%, 02/15/2022	50,000	52,791
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR ICE LIBOR USD 3 Month+4.154%, 09/15/2079	135,000	134,663

		1,002,567

Financials — 25.3%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	134,295
Aon
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	170,306
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	114,497
Bank of America
8.050%, 06/15/2027	115,000	140,028
Bank of America MTN
Callable 10/21/2021 @ $100
2.503%, 10/21/2022	100,000	102,376
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month+3.131% (B)	140,000	137,816
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	121,759
BlackRock
3.200%, 03/15/2027	170,000	191,638
Capital One Financial
Callable 12/31/2027 @ $100
3.800%, 01/31/2028	120,000	133,598
Citigroup
3.700%, 01/12/2026	100,000	111,681
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	151,471
Goldman Sachs Group
2.600%, 12/27/2020	140,000	141,469
Jefferies Financial Group
Callable 01/18/2023 @ $100
5.500%, 10/18/2023	160,000	173,548

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (B)	$140,000	$133,910
JPMorgan Chase
3.250%, 09/23/2022	200,000	211,191
Lloyds Banking Group
3.750%, 01/11/2027	200,000	221,397
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	170,873
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	139,392
Morgan Stanley
Callable 10/15/2020 @ $100
5.550%, VAR ICE LIBOR USD 3 Month+3.810% (B)	140,000	128,687
Morgan Stanley MTN
2.625%, 11/17/2021	175,000	179,888
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month+3.202% (B)	135,000	133,313
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month+3.300% (B)	135,000	136,958
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	134,095
Prudential Financial MTN
Callable 09/15/2050 @ $100
3.700%, 03/13/2051	90,000	98,690
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003% (B)	140,000	128,951
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month+2.914% (B)	135,000	136,350
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	110,944
Wells Fargo
5.950%, 12/15/2036	115,000	138,395

		4,027,516

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Health Care — 7.2%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	$50,000	$62,850
Callable 09/15/2034 @ $100
4.550%, 03/15/2035(A)	55,000	66,699
Callable 09/06/2022 @ $100
3.200%, 11/06/2022	80,000	84,062
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	140,000	155,924
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	141,735
Callable 02/09/2023 @ $100
3.700%, 03/09/2023	125,000	134,242
Callable 05/01/2021 @ $100
2.125%, 06/01/2021	50,000	50,658
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	180,000	195,461
Pfizer
4.125%, 12/15/2046	60,000	77,338
Zimmer Biomet Holdings
Callable 01/01/2025 @ $100
3.550%, 04/01/2025	160,000	173,780

		1,142,749

Industrials — 10.8%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	55,000	65,513
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	135,181
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	130,000	142,487
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	145,000	143,557
Burlington Northern Santa Fe
Callable 06/15/2021 @ $100
3.450%, 09/15/2021	101,000	103,931
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	148,687

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cascades
Callable 01/15/2023 @ $103
5.375%, 01/15/2028(A)	$100,000	$101,500
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	134,187
General Electric MTN
5.875%, 01/14/2038	120,000	135,443
H&E Equipment Services
Callable 09/01/2020 @ $104
5.625%, 09/01/2025	150,000	151,469
L3Harris Technologies
Callable 03/15/2028 @ $100
4.400%, 06/15/2028	155,000	183,349
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	200,240
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,581
Xylem
4.875%, 10/01/2021	60,000	63,151

		1,716,276

Information Technology — 3.5%
Apple
2.400%, 05/03/2023	180,000	190,273
CommScope
Callable 03/01/2022 @ $103
6.000%, 03/01/2026(A)	150,000	153,750
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	149,625
Oracle
Callable 08/15/2021 @ $100
1.900%, 09/15/2021	60,000	61,025

		554,673

Materials — 3.6%
Consolidated Energy Finance
Callable 07/31/2020 @ $105
6.875%, 06/15/2025(A)	150,000	127,500
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	131,719
Mercer International
Callable 01/15/2021 @ $104
7.375%, 01/15/2025	150,000	149,250

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Vulcan Materials
Callable 01/01/2025 @ $100
4.500%, 04/01/2025	$101,000	$112,086
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	55,000	59,913

		580,468

Real Estate — 1.9%
Crown Castle International
5.250%, 01/15/2023	100,000	111,276
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	55,000	60,492
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	120,000	135,710

		307,478

Utilities — 2.2%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	177,915
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	179,448

		357,363

TOTAL CORPORATE OBLIGATIONS
(Cost $12,174,976)		12,374,111

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	220,139
2.375%, 11/15/2049	125,000	154,394
U.S. Treasury Notes
1.875%, 07/31/2026	400,000	435,172
1.750%, 11/15/2029	105,000	115,927
1.750%, 07/31/2024	305,000	323,860
0.625%, 05/15/2030	110,000	109,695
0.125%, 05/15/2023	200,000	199,703

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,459,703)		1,558,890

MORTGAGE-BACKED SECURITIES — 4.9%
FNMA or FHLMC
2.000%, 07/15/2035 - 07/15/2050	450,000	462,187

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA
2.500%, 07/15/2050	$300,000	$312,750

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $768,985)		774,937

ASSET-BACKED SECURITY — 1.3%
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	200,000	213,416

TOTAL ASSET-BACKED SECURITY
(Cost $211,181)		213,416

MUNICIPAL BOND — 0.7%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	120,788

TOTAL MUNICIPAL BOND
(Cost $114,968)		120,788

LOAN PARTICIPATIONS — 3.6%

Communication Services — 1.1%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 12/17/2026	189,050	179,914

Consumer Staples — 0.7%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.308%, VAR LIBOR+5.000%, 06/04/2026	148,872	109,933

Financials — 0.9%
Advisor Group Holdings, Inc., Initial Term B Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 07/31/2026	149,250	137,795

Information Technology — 0.9%
Ascend Learning LLC, Term Loan B
4.000%, VAR LIBOR+3.000%, 07/12/2024(C)	148,852	141,317

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

LOAN PARTICIPATIONS — continued

Value

TOTAL LOAN PARTICIPATIONS
(Cost $634,033)	$568,959

TOTAL INVESTMENTS — 98.0%
(Cost $15,363,846)	$15,611,101

A list of the open forward foreign currency contracts held by the fund at June 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/01/20	USD	136	ILS	469	$ —
HSBC	09/01/20	ILS	470	USD	137	1
HSBC	09/01/20	USD	4,136	NOK	38,678	(117)
HSBC	09/01/20	USD	5,273	SEK	48,654	(48)
HSBC	09/01/20	RON	8,904	USD	2,079	19
HSBC	09/01/20 - 09/16/20	USD	20,736	PLN	81,161	(217)
HSBC	09/16/20	USD	50,000	TRY	351,276	168
HSBC	09/01/20	USD	2,125	TRY	14,796	(1)
HSBC	09/01/20 - 09/16/20	USD	70,905	ZAR	1,195,658	(2,549)
HSBC	09/01/20 - 09/16/20	USD	105,784	CAD	142,102	(1,096)
HSBC	09/01/20 - 09/17/20	USD	165,082	MXN	3,618,108	(9,260)
HSBC	09/01/20 - 09/16/20	USD	172,090	RON	738,471	(1,390)
HSBC	09/01/20 - 09/16/20	USD	195,171	HUF	59,895,743	(5,221)
HSBC	09/01/20 - 09/16/20	CAD	48,091	USD	35,816	387
HSBC	09/16/20	CAD	149,393	USD	110,000	(59)
HSBC	09/01/20 - 09/16/20	NOK	223,807	USD	24,134	875
HSBC	09/01/20 - 09/16/20	USD	250,455	JPY	26,939,299	(701)
HSBC	09/01/20	SGD	2,320	USD	1,676	11
HSBC	09/16/20	SGD	251,139	USD	180,000	(249)
HSBC	09/01/20	MXN	333,931	USD	14,876	468
HSBC	09/01/20 - 09/16/20	ZAR	352,214	USD	20,899	762
HSBC	09/01/20 - 09/16/20	USD	410,375	CZK	9,662,877	(2,845)
HSBC	09/01/20 - 09/16/20	PLN	436,207	USD	110,735	452
HSBC	09/16/20	USD	410,000	THB	12,863,698	6,142
HSBC	09/01/20 - 09/16/20	USD	77,501	THB	2,389,001	(216)
HSBC	09/16/20	USD	90,000	SGD	125,545	107
HSBC	09/01/20 - 09/16/20	USD	501,674	SGD	696,500	(1,778)
HSBC	09/01/20 - 09/16/20	SEK	689,783	USD	75,300	1,205
HSBC	09/01/20 - 09/16/20	CHF	545,366	USD	578,178	1,242

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/16/20	CHF	189,627	USD	200,000	$ (606)
HSBC	09/16/20	USD	530,000	CNH	3,774,368	1,547
HSBC	09/01/20 - 09/16/20	USD	305,361	CNH	2,165,802	(344)
HSBC	09/16/20	TRY	488,389	USD	70,000	250
HSBC	09/01/20 - 09/16/20	TRY	930,300	USD	132,118	(755)
HSBC	09/16/20	USD	1,830,000	CHF	1,742,354	13,242
HSBC	09/01/20	USD	18,277	CHF	17,149	(143)
HSBC	09/01/20	CZK	241,987	USD	10,339	135
HSBC	09/16/20	CZK	2,378,191	USD	100,000	(300)
HSBC	09/01/20 - 09/16/20	THB	2,718,427	USD	87,443	(499)
HSBC	09/01/20	CNH	37,979	USD	5,357	4
HSBC	09/16/20	CNH	2,772,415	USD	390,000	(442)
HSBC	09/01/20 - 09/16/20	HUF	23,013,289	USD	75,170	2,187
HSBC	09/01/20 - 09/16/20	JPY	17,222,901	USD	160,415	743
HSBC	09/16/20	JPY	39,150,776	USD	360,000	(2,970)
HSBC	09/16/20	USD	40,000	RUB	2,780,246	(1,278)
HSBC	09/16/20	USD	48,362	AUD	70,000	(42)
HSBC	09/16/20	USD	80,000	IDR	1,145,091,098	(2,324)
HSBC	09/16/20	USD	64,343	NZD	100,000	182
HSBC	09/16/20	USD	65,529	NZD	100,000	(1,003)
HSBC	09/16/20	AUD	130,000	USD	90,490	753
HSBC	09/16/20	USD	150,000	CLP	114,635,207	(10,276)
HSBC	09/16/20	USD	190,000	BRL	944,407	(16,910)
HSBC	09/16/20	USD	230,000	INR	17,531,666	150
HSBC	09/16/20	USD	230,000	PHP	11,522,310	666
HSBC	09/16/20	NZD	200,000	USD	130,323	1,272
HSBC	09/16/20	NZD	150,000	USD	96,437	(351)
HSBC	09/16/20	GBP	340,000	USD	428,797	7,312
HSBC	09/16/20	GBP	30,000	USD	36,965	(225)
HSBC	09/16/20	USD	123,852	GBP	100,000	114
HSBC	09/16/20	USD	318,076	GBP	250,000	(8,161)
HSBC	09/16/20	USD	360,000	KRW	434,343,892	2,261
HSBC	09/16/20	USD	240,000	KRW	287,402,835	(294)
HSBC	09/16/20	USD	1,550,000	TWD	45,669,714	19,741
HSBC	09/16/20	EUR	1,750,000	USD	1,980,568	11,067
HSBC	09/16/20	EUR	562,500	USD	632,203	(851)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/16/20	USD	182,750	EUR	162,500	$ 132
HSBC	09/16/20	USD	2,382,430	EUR	2,105,000	(13,401)
HSBC	09/16/20	RUB	5,727,025	USD	80,000	236
HSBC	09/16/20	TWD	20,421,268	USD	700,000	(1,912)
HSBC	09/16/20	PHP	44,195,404	USD	880,000	(4,752)
HSBC	09/16/20	INR	15,216,304	USD	200,000	246
HSBC	09/16/20	INR	56,531,775	USD	740,000	(2,129)
HSBC	09/16/20	KRW	95,073,901	USD	80,000	704
HSBC	09/16/20	COP	187,994,260	USD	50,000	296
HSBC	09/16/20	CLP	289,623,215	USD	370,000	16,990
HSBC	09/16/20	IDR	863,522,903	USD	60,000	1,424

						$(2,222)

Percentages are based on Net Assets of $15,924,997.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2020 was $1,947,523 and represents 12.2% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Unsettled Bank Loan. Interest rate may not be available.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
June 30, 2020 (Unaudited)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP— British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW – Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norway Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thailand Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

As of June 30, 2020, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 80.9%

	Face Amount	Value
Communication Services — 6.1%
Diamond Sports Group
Callable 08/15/2022 @ $103
6.625%, 08/15/2027(A)	$630,000	$335,475
Getty Images
Callable 03/01/2022 @ $105
9.750%, 03/01/2027(A)	320,000	301,488
Meredith
Callable 02/01/2021 @ $103
6.875%, 02/01/2026	301,000	250,284
Salem Media Group
Callable 07/31/2020 @ $103
6.750%, 06/01/2024(A)	300,000	244,500
Terrier Media Buyer
Callable 12/15/2022 @ $104
8.875%, 12/15/2027(A)	260,000	249,275
Townsquare Media
Callable 07/31/2020 @ $102
6.500%, 04/01/2023(A)	708,000	608,880
Urban One
Callable 07/31/2020 @ $100
7.375%, 04/15/2022(A)	550,000	489,500

		2,479,402

Consumer Discretionary — 15.0%
Arrow Bidco
Callable 03/15/2021 @ $105
9.500%, 03/15/2024(A)	867,000	676,260
Carriage Services
Callable 06/01/2021 @ $105
6.625%, 06/01/2026(A)	550,000	578,188
CD&R Smokey Buyer
Callable 07/15/2022 @ $103
6.750%, 07/15/2025(A)	500,000	519,850
Clarios Global
Callable 05/15/2022 @ $104
8.500%, 05/15/2027(A)	420,000	422,079
Cooper-Standard Automotive
Callable 11/15/2021 @ $103
5.625%, 11/15/2026(A)	815,000	521,600
Core & Main Holdings
Callable 09/15/2020 @ $102
8.625%cash/9.375% PIK, 09/15/2024(A)	400,000	400,640
Delphi Technologies
5.000%, 10/01/2025(A)	80,000	85,900
Ford Motor
8.500%, 04/21/2023	550,000	581,625

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Houghton Mifflin Harcourt Publishers
Callable 02/15/2022 @ $105
9.000%, 02/15/2025(A)	$200,000	$193,000
LBC Tank Terminals Holding Netherlands BV
Callable 07/31/2020 @ $101
6.875%, 05/15/2023(A)	280,000	282,595
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	570,000	472,918
Party City Holdings
Callable 08/01/2021 @ $103
6.625%, 08/01/2026(A)	520,000	104,000
Staples
Callable 04/15/2022 @ $105
10.750%, 04/15/2027(A)	600,000	352,500
Callable 04/15/2022 @ $104
7.500%, 04/15/2026(A)	403,000	316,657
Williams Scotsman International
Callable 08/15/2020 @ $103
6.875%, 08/15/2023(A)	310,000	318,203
Winnebago Industries
Callable 07/15/2023 @ $103
6.250%, 07/15/2028(A)	250,000	255,625

		6,081,640

Consumer Staples — 7.5%
Algeco Global Finance
Callable 07/13/2020 @ $104
8.000%, 02/15/2023(A)	734,000	704,640
Clearwater Seafoods
Callable 07/31/2020 @ $105
6.875%, 05/01/2025(A)	315,000	311,850
Emeco Pty
Callable 07/31/2020 @ $105
9.250%, 03/31/2022	397,000	398,985
Global A&T Electronics
Callable 08/11/2020 @ $100
8.500%, 01/12/2023	500,000	474,950
HLF Financing Sarl
Callable 08/15/2021 @ $104
7.250%, 08/15/2026(A)	400,000	402,000
Simmons Foods
Callable 11/01/2020 @ $103
5.750%, 11/01/2024(A)	380,000	361,000
Tms International Holding
Callable 08/15/2020 @ $104
7.250%, 08/15/2025(A)	482,000	392,830

		3,046,255

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — 18.6%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	$544,000	$512,448
Buckeye Partners
Callable 12/01/2027 @ $100
4.500%, 03/01/2028(A)	110,000	102,850
Conuma Coal Resources
Callable 07/31/2020 @ $105
10.000%, 05/01/2023(A)	460,000	308,200
CSI Compressco
Callable 04/01/2021 @ $106
7.500%, 04/01/2025(A)	660,000	561,000
Ensign Drilling
Callable 04/15/2021 @ $105
9.250%, 04/15/2024(A)	796,000	354,220
EQM Midstream Partners
Callable 01/01/2027 @ $100
6.500%, 07/01/2027(A)	20,000	20,484
Global Partners
Callable 08/01/2022 @ $104
7.000%, 08/01/2027	590,000	545,750
Natural Resource Partners
Callable 10/30/2021 @ $105
9.125%, 06/30/2025(A)	720,000	597,600
Patterson-UTI Energy
Callable 08/15/2029 @ $100
5.150%, 11/15/2029	463,000	350,945
Callable 11/01/2027 @ $100
3.950%, 02/01/2028	185,000	139,689
PowerTeam Services
Callable 02/04/2023 @ $105
9.033%, 12/04/2025(A)	310,000	316,200
Summit Midstream Holdings
Callable 07/31/2020 @ $104
5.750%, 04/15/2025	688,000	385,280
Callable 07/31/2020 @ $101
5.500%, 08/15/2022	40,000	26,400
SunCoke Energy Partners
Callable 07/31/2020 @ $106
7.500%, 06/15/2025(A)	670,000	566,284
TransMontaigne Partners
Callable 02/15/2021 @ $105
6.125%, 02/15/2026	629,000	606,985
Transocean Pontus
Callable 08/01/2021 @ $105
6.125%, 08/01/2025(A)	161,155	140,205

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Transocean Poseidon
Callable 02/01/2022 @ $105
6.875%, 02/01/2027(A)	$374,000	$317,900
USA Compression Partners
Callable 04/01/2021 @ $105
6.875%, 04/01/2026	580,000	560,425
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	270,000	259,200
Welltec
Callable 07/31/2020 @ $107
9.500%, 12/01/2022(A)	990,000	891,000

		7,563,065

Financials — 5.5%
Advisor Group Holdings
Callable 08/01/2022 @ $108
10.750%, 08/01/2027(A)	180,000	176,400
AG Issuer
Callable 03/01/2023 @ $103
6.250%, 03/01/2028(A)	320,000	297,600
Allied Universal Holdco
Callable 07/15/2022 @ $103
6.625%, 07/15/2026(A)	610,000	640,500
CNG Holdings
Callable 06/15/2021 @ $106
12.500%, 06/15/2024(A)	100,000	88,000
Donnelley Financial Solutions
Callable 10/15/2021 @ $102
8.250%, 10/15/2024	400,000	394,036
INTL. FCStone
Callable 06/15/2022 @ $104
8.625%, 06/15/2025(A)	15,000	15,666
VistaJet Malta Finance
Callable 06/01/2022 @ $105
10.500%, 06/01/2024(A)	670,000	603,000

		2,215,202

Industrials — 16.1%
Brand Industrial Services
Callable 07/31/2020 @ $106
8.500%, 07/15/2025(A)	495,000	445,500
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	200,000	198,250
Cimpress
Callable 06/15/2021 @ $105
7.000%, 06/15/2026(A)	550,000	507,375

4

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cleaver-Brooks
Callable 07/31/2020 @ $104
7.875%, 03/01/2023(A)	$350,000	$296,625
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	664,000	509,421
Gates Global
Callable 01/15/2022 @ $103
6.250%, 01/15/2026(A)	360,000	353,700
Granite US Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	564,050
Griffon
Callable 03/01/2023 @ $103
5.750%, 03/01/2028	370,000	365,375
Grinding Media
Callable 07/31/2020 @ $104
7.375%, 12/15/2023(A)	479,000	476,605
HC2 Holdings
Callable 07/31/2020 @ $106
11.500%, 12/01/2021(A)	297,000	282,893
Hillman Group
Callable 07/31/2020 @ $100
6.375%, 07/15/2022(A)	200,000	184,594
JPW Industries Holding
Callable 10/01/2020 @ $107
9.000%, 10/01/2024(A)	390,000	306,637
Matthews International
Callable 12/01/2020 @ $104
5.250%, 12/01/2025(A)	127,000	114,300
Navios South American Logistics
Callable 08/01/2022 @ $108
10.750%, 07/01/2025(A)	200,000	206,500
Park-Ohio Industries
Callable 04/15/2022 @ $103
6.625%, 04/15/2027	588,000	482,160
Quad/Graphics
7.000%, 05/01/2022	394,000	342,780
Titan International
Callable 07/31/2020 @ $105
6.500%, 11/30/2023	613,000	400,295
Triumph Group
Callable 08/15/2020 @ $106
7.750%, 08/15/2025	660,000	495,825

		6,532,885

5

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 0.2%
Exela Intermediate
Callable 07/31/2020 @ $105
10.000%, 07/15/2023(A)	$410,000	$99,425

Materials — 10.4%
Arconic
Callable 02/15/2023 @ $103
6.125%, 02/15/2028(A)	50,000	49,987
Clearwater Paper
5.375%, 02/01/2025(A)	330,000	332,475
Consolidated Energy Finance
Callable 07/31/2020 @ $105
6.875%, 06/15/2025(A)	520,000	442,000
Callable 05/15/2021 @ $105
6.500%, 05/15/2026(A)	120,000	100,800
Cornerstone Chemical
Callable 08/15/2020 @ $103
6.750%, 08/15/2024(A)	470,000	423,000
Koppers
Callable 07/31/2020 @ $105
6.000%, 02/15/2025(A)	613,000	596,143
Neon Holdings
Callable 04/01/2022 @ $105
10.125%, 04/01/2026(A)	194,000	192,545
OCI
Callable 07/31/2020 @ $103
6.625%, 04/15/2023(A)	325,000	326,625
Callable 11/01/2021 @ $103
5.250%, 11/01/2024(A)	250,000	240,000
Rain CII Carbon
Callable 07/31/2020 @ $105
7.250%, 04/01/2025(A)	620,000	595,200
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105
6.875%, 10/01/2026(A)	590,000	603,275
Venator Finance Sarl
Callable 07/31/2020 @ $104
5.750%, 07/15/2025(A)	450,000	320,013

		4,222,063

Real Estate — 1.5%
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	340,300
Cushman & Wakefield US Borrower
Callable 05/15/2023 @ $103
6.750%, 05/15/2028(A)	90,000	93,825

6

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Diversified Healthcare Trust
Callable 06/15/2022 @ $105
9.750%, 06/15/2025	$160,000	$171,800

		605,925

TOTAL CORPORATE OBLIGATIONS
(Cost $36,161,221)		32,845,862

LOAN PARTICIPATIONS — 11.4%
Consumer Discretionary — 2.7%
24 Hour Fitness Worldwide, Inc., Term Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 05/30/2025	898,376	223,282
BW Gas & Convenience Holdings, LLC, Initial Term Loan, 1st Lien
6.420%, VAR LIBOR+6.250%, 11/13/2026	282,750	271,793
Party City Holdings, Inc., Term Loan
4.100%, VAR LIBOR+2.500%, 08/19/2022	459,962	217,139
3.250%, VAR LIBOR+2.500%, 08/19/2022	17,891	8,447
PSS Industrial Group, 1st Lien
7.500%, VAR LIBOR+6.000%, 04/10/2025	569,240	398,468

		1,119,129

Consumer Staples — 1.0%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.308%, VAR LIBOR+5.000%, 06/04/2026	580,689	428,804

Energy — 0.8%
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/18/2026 (B)	389,020	316,565

Industrials — 4.5%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.637%, VAR LIBOR+4.250%, 06/21/2024	69,129	63,080
5.293%, VAR LIBOR+4.250%, 06/21/2024	79,714	72,739
5.250%, VAR LIBOR+4.250%, 06/21/2024	771	704
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
9.322%, VAR LIBOR+8.250%, 10/09/2026	500,000	361,255
NA Rail Hold Co. LLC, Initial Term Loan, 1st Lien
5.558%, VAR LIBOR+5.250%, 10/15/2026	369,075	350,621

7

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount/ Shares	Value
One Sky Flight, LLC, Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 12/19/2024	$594,750	$530,321
PowerTeam Services, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 03/06/2025	210,000	199,937
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/24/2024 (B)	249,359	234,397

		1,813,054

Information Technology — 0.3%
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
8.678%, VAR LIBOR+8.500%, 01/14/2027	140,000	105,000

Materials — 2.1%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.690%, VAR LIBOR+5.500%, 10/10/2025	347,094	323,665
5.668%, VAR LIBOR+5.500%, 10/10/2025	264,957	247,073
ASP Unifrax Holdings, Inc., Term Loan, 1st Lien
8.813%, VAR LIBOR+8.500%, 12/14/2026	350,000	279,125

		849,863

TOTAL LOAN PARTICIPATIONS
(Cost $5,507,655)		4,632,415

EXCHANGE TRADED FUND — 2.6%

iShares iBoxx High Yield Corporate Bond ETF	13,000	1,061,060

TOTAL EXCHANGE TRADED FUND
(Cost $1,079,390)		1,061,060

TOTAL INVESTMENTS — 94.9%
(Cost $42,748,266)		$38,539,337

Percentages are based on Net Assets of $40,626,437.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2020 was $24,799,855 and represents 61.0% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.

8

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
June 30, 2020 (Unaudited)

ETF — Exchange Traded Fund

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

VAR — Variable Rate

The following table summarizes the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$32,845,862	$—	$32,845,862
Loan Participations	—	4,632,415	—	4,632,415
Exchange Traded Fund	1,061,060	—	—	1,061,060

Total Investments in Securities	$1,061,060	$37,478,277	$—	$38,539,337

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0300

9

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%

	Shares	Value

Communication Services — 1.3%
Nexstar Media Group, Cl A	1,200	$100,428

Consumer Discretionary — 9.4%
Asbury Automotive Group *	1,550	119,862
Callaway Golf	6,675	116,879
Deckers Outdoor *	390	76,592
Helen of Troy *	635	119,735
KB Home	2,635	80,842
Kohl’s *	3,560	73,941
Texas Roadhouse, Cl A *	1,475	77,541
Wyndham Hotels & Resorts	1,858	79,188

		744,580

Consumer Staples — 2.9%
Casey’s General Stores	630	94,197
Darling Ingredients *	5,340	131,471

		225,668

Energy — 1.3%
Dril-Quip *	1,365	40,663
Helmerich & Payne	3,215	62,725

		103,388

Financials — 21.1%
Argo Group International Holdings	3,375	117,551
BancorpSouth Bank	4,225	96,076
Banner	3,070	116,660
Blackstone Mortgage Trust, Cl A	3,205	77,209
Cadence BanCorp, Cl A	4,460	39,516
Enterprise Financial Services	3,115	96,939
Evercore, Cl A	1,270	74,828
Hanover Insurance Group	1,110	112,476
HomeStreet	4,760	117,144
Kemper	980	71,070
Peapack-Gladstone Financial	2,190	41,019
PennyMac Financial Services	1,795	75,013
ProAssurance	5,525	79,947
Radian Group	5,140	79,721

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials — continued
Seacoast Banking Corp of Florida *	4,285	$87,414
South State	1,883	89,744
Sterling Bancorp	7,520	88,134
Webster Financial	3,625	103,711
Wintrust Financial	2,400	104,688

		1,668,860

Health Care — 8.2%
Cantel Medical *	1,790	79,172
Collegium Pharmaceutical *	4,540	79,450
Envista Holdings *	4,225	89,105
Pacira BioSciences *	1,915	100,480
Premier, Cl A *	3,222	110,450
United Therapeutics *	935	113,135
Vocera Communications *	3,690	78,228

		650,020

Industrials — 21.8%
Astec Industries	2,535	117,396
Brink’s	1,259	57,297
Clean Harbors *	1,850	110,963
Gibraltar Industries *	2,225	106,822
Hillenbrand	3,365	91,091
Hub Group, Cl A *	2,270	108,642
ICF International	1,226	79,482
ITT	1,940	113,956
Kennametal	3,500	100,485
Regal Beloit	1,515	132,290
Rexnord	4,135	120,535
Ryder System	2,525	94,713
SPX *	2,535	104,315
SPX FLOW *	3,160	118,310
Stericycle *	1,585	88,728
Univar Solutions *	4,925	83,036
Werner Enterprises	2,295	99,901

		1,727,962

Information Technology — 10.6%
Blackbaud *	1,695	96,751

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Cirrus Logic *	1,210	$74,754
CSG Systems International	2,445	101,199
Diodes *	1,735	87,964
J2 Global *	1,140	72,059
Lattice Semiconductor *	3,470	98,513
Novanta *	845	90,221
Perficient *	3,380	120,936
Viavi Solutions *	7,920	100,901

		843,298

Materials — 2.7%
Allegheny Technologies *	7,100	72,349
Ferro *	2,690	32,118
PolyOne	2,760	72,395
Steel Dynamics	1,550	40,440

		217,302

Real Estate — 11.8%
Alexander & Baldwin * ‡	9,475	115,500
Brandywine Realty Trust ‡	3,470	37,788
Columbia Property Trust ‡	6,005	78,906
Corporate Office Properties Trust ‡	4,850	122,899
DiamondRock Hospitality * ‡	13,380	73,991
Four Corners Property Trust ‡	4,805	117,242
Healthcare Realty Trust ‡	4,715	138,102
Jones Lang LaSalle * ‡	760	78,630
STAG Industrial ‡	2,680	78,578
Weingarten Realty Investors ‡	5,115	96,827

		938,463

Utilities — 4.1%
IDACORP	2,270	198,330
Northwest Natural Holding	2,270	126,643

		324,973

TOTAL COMMON STOCK
(Cost $8,047,206)		7,544,942

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2020 (Unaudited)

EXCHANGE TRADED FUND — 0.3%

	Shares	Value

iShares Russell 2000 ETF	153	$21,907

TOTAL EXCHANGE TRADED FUND
(Cost $21,471)		21,907

TOTAL INVESTMENTS — 95.5%
(Cost $8,068,677)		$7,566,849

Percentages are based on Net Assets of $7,921,591.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

As of June 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0300

4